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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
January 20, 2009

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $150,830,163
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	7374	SH	89195		SOLE				89195
ARCHER DANIELS MIDLAND	COM	039483102	5677	SH	181327		SOLE				181327
AMERICAN EXPRESS CO	COM	025816109	6623	SH	163457		SOLE				163457
ATHENAHEALTH, INC	COM	04685W103	886	SH	19593		NONE						22193
BERKSHIRE HATHAWAY CL A	COM	084670108	6448	SH	65		SOLE				65
BERKSHIRE HATHAWAY CL B	COM	084670207	2205	SH	671		SOLE				671
BOARDWALK PIPELINE PTN	LP	096627104	291	SH	9675		SOLE				9675
BRISTOL MYERS SQUIBB CO	COM	110122108	400	SH	15830		SOLE				15830
COLGATE PALMOLIVE CO	COM	194162103	11988	SH	145934		SOLE				145934
COPANO ENERGY LLC	LP	217202100	217	SH	9070		SOLE				9070
EMERSON 		COM	291011104	7141	SH	167624		SOLE				167624
ENTERPRISE GROUP HLDGS	LP	293716106	206	sh	5295		SOLE				5295
ENTERPRISE PRODUCTS PTN	LP	293792107	550	SH	17523		SOLE				17523
EXPRESS SCRIPTS		COM	302182100	16424	SH	190047		SOLE				190047
EXXON MOBIL CORP	COM	30231G102	2857	SH	41900		SOLE				41900
FEDEX CORP		COM	31428x106	6015	SH	72084		SOLE				72084
FIDELITY NAT INFO SERV	COM	31620m106	210	SH	8956		SOLE				8956
GOLDMAN SACHS GRP	COM	38141G104	312	SH	1850		SOLE				1850
HOME DEPOT CO		COM	437076102	5235	SH	180939		SOLE				180939
JOHNSON & JOHNSON CO.	COM	478160104	8717	SH	135333		SOLE				135333
LINN ENERGY LLC		LP	536020100	247	SH	8870		SOLE				8870
MERCK & CO INC		COM	589331107	192	SH	32615		SOLE				32615
MICROSOFT CORP		COM	594918104	209	SH	6850		SOLE				6850
MOODYS CORP		COM	615369105	2207	SH	82360		SOLE				82360
NORTHERN TRUST		COM	665859104	4935	SH	94171		SOLE				94171
ONEOK PTN		LP	68268n103	212	SH	3400		SOLE				3400
PEPSICO INC		COM	713448108	8805	SH	144826		SOLE				144826
PLAINS ALL-AMERICAN	LP	726503105	310	SH	5860		SOLE				5860
PROCTOR & GAMBLE CO.	COM	742718109	8805	SH	145219		SOLE				145219
TEEKAY LNG PTN		LP	Y856m105	212	SH	8025		SOLE				8025
UNITED PARCEL SERV B	COM	911312106	287	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	7947	SH	114501		SOLE				114501
WALGREEN CO		COM	931422109	8206	SH	223482		SOLE				223482
WAL MART STORES		COM	931142103	10067	SH	188336		SOLE				188336
WELLPOINT HEALTH NTWKS	COM	94973H108	1067	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	7206	SH	382303		SOLE				382303